CONNING MONEY MARKET PORTFOLIO                 Schedule of Portfolio Investments
                                                        May 31, 2000 (Unaudited)

 Time Deposit (4.1%)
                                                         Principal   Amortized
                                                          Amount       Cost
                                                        ----------- -----------
 Banking (4.1%):
 Banco Espirito Santo Euro, 5.72%, 7/19/00............. $ 1,000,000 $ 1,000,000
 Banco Espirito Santo Euro, 7.00%, 11/27/00............   5,000,000   5,000,000
 Banco Espirito Santo Euro, 6.56%, 1/26/01.............   2,000,000   2,000,000
                                                                    -----------
 TOTAL TIME DEPOSIT                                                   8,000,000
                                                                    -----------
 Commercial Paper (94.6%)
 Asset-Backed (6.3%):
 Pooled Accounts Receivables Capital, 6.85%, 6/2/00
  (b)..................................................   2,600,000   2,599,505
 Pooled Accounts Receivables Capital, 6.09%, 6/8/00
  (b)..................................................   5,500,000   5,493,487
 Triple-A1 Funding Corp., 6.61%, 7/24/00 (b)...........   4,181,000   4,140,313
                                                                    -----------
                                                                     12,233,305
                                                                    -----------
 Banking (7.6%):
 Moat Funding, 6.10%, 6/2/00 (b).......................     468,000     467,921
 Moat Funding, 6.51%, 6/15/00 (b)......................   5,000,000   4,987,342
 Zions Bancorporation, 6.64%, 7/14/00..................   7,500,000   7,440,517
 Zions Bancorporation, 6.75%, 7/28/00..................   2,000,000   1,978,847
                                                                    -----------
                                                                     14,874,627
                                                                    -----------
 Financial Services (4.8%):
 Hitachi Credit America Corp., 6.15%, 6/14/00..........   4,000,000   3,991,117
 Hitachi Credit America Corp., 6.55%, 6/19/00..........   3,500,000   3,488,537
 Hitachi Credit America Corp., 6.55%, 6/23/00..........   2,000,000   1,991,994
                                                                    -----------
                                                                      9,471,648
                                                                    -----------
 Install Sales Financial (5.1%):
 Sheffield Receivables, 6.09%, 6/13/00 (b).............  10,000,000   9,979,700
                                                                    -----------
 Miscellaneous Business Credit (35.6%):
 Barton Capital Corp., 6.09%, 6/9/00 (b)...............   5,000,000   4,993,233
 Barton Capital Corp., 6.54%, 6/19/00 (b)..............   2,000,000   1,993,460

Commercial Paper, continued
                                                         Principal   Amortized
                                                           Amount      Cost
                                                         ---------- -----------
Barton Capital Corp., 6.59%, 7/18/00 (b)................ $2,500,000 $ 2,478,458
Enterprise Funding, 6.41%, 6/5/00 (b)...................  1,016,000   1,015,276
Enterprise Funding, 6.07%, 6/7/00 (b)...................  4,180,000   4,175,771
Enterprise Funding, 6.08%, 6/8/00 (b)...................  3,083,000   3,079,355
Forrestal Funding Master Trust, 6.60%, 7/7/00 (b).......    552,000     548,357
GTE Corp., 6.30%, 1/5/01 (b)............................  9,000,000   8,995,834
Kitty Hawk Funding Corp., 6.06%, 6/5/00 (b).............  5,000,000   4,996,633
Kitty Hawk Funding Corp., 6.12%, 6/12/00 (b)............  1,300,000   1,296,906
Market Street Funding, 6.08%, 6/12/00 (b)...............  3,500,000   3,493,498
Market Street Funding, 6.62%, 7/21/00 (b)...............  3,000,000   2,972,417
Racers Monthly, 6.14%, 12/15/00.........................  8,500,000   8,500,000
Southern Company, 6.85%, 6/1/00 (b).....................  1,685,000   1,685,000
Sweetwater Capital Corp., 6.12%, 6/8/00 (b).............  4,303,000   4,297,675
Sweetwater Capital Corp., 6.08%, 6/12/00 (b)............  3,500,000   3,493,498
Sweetwater Capital Corp., 6.00%, 6/15/00 (b)............    402,000     401,056
Windmill Funding Corp., 6.08%, 6/1/00 (b)...............  9,000,000   9,000,000
Windmill Funding Corp., 6.09%, 6/2/00 (b)...............    900,000     899,848
Yorkshire Building Society, 6.10%, 6/2/00...............  1,300,000   1,299,779
                                                                    -----------
                                                                     69,616,054
                                                                    -----------
Miscellaneous Personal Credit (4.8%):
Thunder Bay Funding, Inc., 6.12%, 6/6/00 (b)............  2,500,000   2,497,875
Thunder Bay Funding, Inc., 6.11%, 6/7/00 (b)............  5,000,000   4,994,908
Thunder Bay Funding, Inc., 6.42%, 6/9/00 (b)............  2,000,000   1,997,147
                                                                    -----------
                                                                      9,489,930
                                                                    -----------
Mortgage Bank (4.1%):
Cooper River Funding, 6.55%, 6/7/00.....................  8,000,000   7,991,267
                                                                    -----------

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO                Schedule of Portfolio Investments
                                                  November 30, 1999 (Unaudited)

Commercial Paper, continued
                                                         Principal   Amortized
                                                           Amount      Cost
                                                         ---------- -----------
Oil & Exploration, Production & Services (6.4%):
Centennial Energy Holdings, 6.62%, 6/5/00 (b)........... $  750,000 $   749,448
Centennial Energy Holdings, 6.55%, 6/20/00 (b)..........  2,000,000   1,993,086
Centennial Energy Holdings, 6.74%, 7/28/00 (b)..........    285,000     281,959
Explorer Pipeline, 6.85%, 6/1/00 (b)....................  1,995,000   1,995,000
Explorer Pipeline, 6.10%, 6/9/00 (b)....................  6,000,000   5,991,867
Explorer Pipeline, 6.55%, 6/23/00 (b)...................  1,500,000   1,493,996
                                                                    -----------
                                                                     12,505,356
                                                                    -----------
Personal Credit Institution (14.5%):
Delaware Funding Corp., 6.07%, 6/14/00 (b)..............  9,000,000   8,980,272
Edison Asset Securitization, 6.43%, 6/7/00 (b)..........  1,000,000     998,928
Seven Hills Funding Corp., 6.35%, 6/5/00 (b)............    828,000     827,416
Seven Hills Funding Corp., 6.35%, 6/15/00 (b)...........  8,000,000   7,980,244
World Omni, 6.09%, 6/7/00 (b)...........................  9,500,000   9,490,346
                                                                    -----------
                                                                     28,277,206
                                                                    -----------
Pharmaceuticals (3.6%):
Allergan Inc., 6.11%, 6/2/00............................  3,000,000   2,999,491
Allergan Inc., 6.13%, 6/16/00...........................  1,500,000   1,496,169
Allergan Inc., 6.13%, 6/20/00...........................  2,500,000   2,491,912
                                                                    -----------
                                                                      6,987,572
                                                                    -----------

Commercial Paper, continued
                                                      Principal   Amortized
                                                        Amount       Cost
                                                      ---------- ------------
Utilities (1.8%):
Progress Capital Holdings, 6.50% 6/13/00............. $3,500,000 $  3,492,417
                                                                 ------------
TOTAL COMMERCIAL PAPER                                            184,919,082
                                                                 ------------
Investment Companies (1.7%)
SEI Prime Obligation Money Market....................  3,365,060    3,365,060
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                          3,365,060
                                                                 ------------
TOTAL INVESTMENTS (Amortized Cost $196,284,142)(a)--
 100.4%..............................................             196,284,142
                                                                 ------------
Liabilities in excess of other assets--(0.4%)........                (797,730)
                                                                 ------------
TOTAL NET ASSETS-100%                                            $195,486,412
                                                                 ============

--------
Percentages indicated are based on net assets of $195,486,412.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio's sub-adviser has determined these securities to be liquid.
                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Statement of Assets and Liabilities

                                                                    May 30, 2000
                                                                     (Unaudited)

Assets:
Investments, at value (cost $196,284,142)................          $196,284,142
Interest and dividends receivable........................               226,149
Other Assets.............................................                36,309
                                                                   ------------
 Total Assets............................................           196,546,600
Liabilities:
Dividends payable........................................ $880,913
Accrued expenses and other liabilities:
 Investment advisory fees................................   27,779
 Administrative fees.....................................    8,170
 Shareholder liason and administrative service fees......  116,446
 Custodian fees..........................................    3,268
 Other liabilities.......................................   23,612
                                                          --------
 Total Liabilities.......................................             1,060,188
                                                                   ------------
Net Assets:
Capital..................................................           195,486,893
Undistributed net investment loss........................                  (481)
                                                                   ------------
Net Assets...............................................          $195,486,412
                                                                   ============
 Net Assets..............................................          $195,486,412
 Shares..................................................           195,486,893
 Offering and redemption price per share.................                 $1.00
                                                                          =====

 Statement of Operations

                                           For the six months ended May 30, 2000
                                                                     (Unaudited)

Investment Income:
Interest income............................................          $6,700,044
                                                                     ----------
Expenses:
Investment advisory fees................................... $437,390
Administration fees........................................  218,696
Shareholder liason and administrative service fees.........  821,942
Accounting fees............................................    1,059
Custodian fees.............................................   21,868
Transfer agent fees........................................   10,480
Other......................................................   51,718
                                                            --------
 Total expenses before voluntary fee reduction.............           1,563,153
 Expenses voluntarily reduced..............................            (511,398)
                                                                     ----------
 Net Expenses..............................................           1,051,755
                                                                     ----------
 Net Investment Income.....................................           5,648,289
                                                                     ----------
Realized Gains from Investments:
 Net realized loss from investment transactions............                (613)
                                                                     ----------
 Change in net assets resulting from operations............          $5,647,676
                                                                     ==========

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Statement of Changes in Net Assets

                                                      For the
                                                     six months     For the
                                                       ended      period ended
                                                    May 31, 2000  November 30,
                                                    (Unaudited)     1999(a)
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  5,648,289  $  4,041,444
 Net realized gains (losses) from investment trans-
  actions..........................................         (613)          131
                                                    ------------  ------------
Change in net assets resulting from operations.....    5,647,676     4,041,575
                                                    ------------  ------------
Distributions to Shareholders:
 From net investment income........................   (5,648,289)   (4,041,444)
                                                    ------------  ------------
Change in net assets from shareholder distribu-
 tions.............................................   (5,648,289)   (4,041,444)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (35,093,293)  230,580,187
                                                    ------------  ------------
Change in net assets...............................  (35,093,906)  230,580,318
Net Assets:
 Beginning of period...............................  230,580,318            --
                                                    ------------  ------------
 End of period..................................... $195,486,412  $230,580,318
                                                    ============  ============

--------
(a) For the period from February 16, 1999 (initial public investment) through November 30, 1999.


                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Financial Highlights

                                                 For the six    February 16,
                                                 months ended     1999 to
                                                 May 31, 2000   November 30,
                                                 (Unaudited)      1999(a)
                                                 ------------   ------------
Net Asset Value, Beginning of Period............   $   1.00       $   1.00
                                                   --------       --------
Investment Activities
 Net investment income..........................      0.026          0.034
                                                   --------       --------
 Total from Investment Activities...............      0.026          0.034
                                                   --------       --------
Distributions
 Net investment income..........................     (0.026)        (0.034)
                                                   --------       --------
 Total Distributions............................     (0.026)        (0.034)
                                                   --------       --------
Net Asset Value, End of Period..................   $   1.00       $   1.00
                                                   ========       ========
Total Return....................................       2.59%(b)       3.41%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...............   $195,486       $230,580
Ratio of expenses to average net assets.........       0.96%(c)       0.99%(c)
Ratio of net investment income to average net
 assets.........................................       5.15%(c)       4.47%(c)
Ratio of expenses to average net assets*........       1.43%(c)       1.47%(c)

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from initial public investment.
(b) Not annualized.
(c) Annualized.


                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                         Notes to Financial Statements
                                 May 31, 2000


1.Organization

  Mercantile Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of May 31, 2000, the Fund offered nineteen investment portfolios. The accompanying financial statements and financial highlights are those of the Conning Money Market Portfolio (the "Portfolio") only. The Fund, which was formerly known as The ARCH Fund, Inc., was organized on September 9, 1982 as a Maryland corporation.

  The Portfolio's investment objective is to seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all (but not less than 80%) of its total assets in a broad range of money market instruments.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

  Securities valuation:

  The securities of the Portfolio are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

  Section 4(2) paper:

  Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act ("Section 4(2) paper").
  Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio's sub-adviser has determined, that a liquid trading market exists for such securities. At May 31, 2000, Section 4(2) paper amounted to $137,757,035 or 70.5%, of the
  Portfolio's net assets. The Portfolio's sub-adviser has determined these securities to be liquid.

  Repurchase agreements:

  The Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of collateral subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral exceeds at all times the total amount of the repurchase obligation, including accrued interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential for loss to the Portfolio
                                   Continued

CONNING MONEY MARKET PORTFOLIO

                                 May 31, 2000

  in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment adviser (or sub-investment adviser), acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  Securities transactions and investment income:

  Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recorded on the ex-dividend date.

  Securities lending:

  To increase return, the Portfolio may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities pursuant to agreements requiring that the loans be continuously secured by collateral equal in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, irrevocable letters of credit, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities exceed collateral value, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when non-cash collateral, such as U.S. Government securities, are held by the Portfolio. Loans are subject to termination by the Portfolio or the borrower at any time. The risks to the Portfolio of lending securities are that the borrower may fail to provide additional collateral when required, or fail to return the borrowed securities when due. In addition, if cash collateral invested by the Portfolio is less than the amount required to be returned to the borrower as a result of a decrease in the value of the cash collateral investments, the Portfolio must compensate the borrower for the deficiency. The Portfolio did not engage in any securities lending transactions during the period.

  Dividends and distributions to shareholders:

  The Portfolio declares dividends daily from net investment income and pays such dividends monthly, no later than five business days after the end of each month. Net realized capital gains are distributed at least annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to comply with certain distribution requirements of the Internal Revenue Code.

  Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
                                   Continued

CONNING MONEY MARKET PORTFOLIO

                                 May 31, 2000


  As of May 31, 2000, the following reclassifications have been made to decrease such accounts with offsetting adjustments made to capital:

                                                                    Accumulated
                                                     Undistributed  Net Realized
                                                     Net Investment   Loss On
                                                          Loss      Investments
                                                     -------------- ------------
   Conning Money Market Portfolio...................     $(481)        $(613)

  Federal income taxes:

  The Portfolio intends to qualify as a regulated investment company by complying with the provisions available to registered investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  Other:

  Operating expenses of the Fund not directly attributable to the Portfolio are prorated among the portfolios of the Fund based on the relative net assets of each portfolio or another appropriate basis. Operating expenses directly attributable to the Portfolio are charged directly to the Portfolio's operations.

3.Capital Share Transactions

  As of May 31, 2000, the Fund's Articles of Incorporation authorize the Board of Directors, in its discretion, to issue up to twenty billion full and fractional shares of capital stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Fund into one or more classes and to divide and classify shares of any class into one or more series of such class. The Fund's shares are currently classified into twenty classes of shares consisting of one or more series.

  Shareholder transactions in the Portfolio were as follows:

                                                                 Conning Money
                                                                Market Portfolio
                                                                ----------------
                                                                    For the
                                                                  period ended
                                                                  May 31, 2000
                                                                ----------------
   CAPITAL TRANSACTIONS:
    Proceeds from shares issued................................  $ 351,569,032
    Dividends reinvested.......................................      5,628,320
    Cost of shares redeemed....................................   (392,290,646)
                                                                 -------------
   Total net increase from capital transactions................  $ (35,093,294)
                                                                 =============
   SHARE TRANSACTIONS:
    Issued.....................................................    351,569,032
    Reinvested.................................................      5,628,320
    Redeemed...................................................   (392,290,646)
                                                                 -------------
   Total net increase from share transactions..................    (35,093,294)
                                                                 =============

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                                 May 31, 2000

4.Related Party Transactions

  Investment advisory services are provided to the Fund by Firstar Investment Research & Management Company ("FIRMCO"), a wholly owned subsidiary of Firstar Corporation. Under the terms of its investment advisory agreement with the Fund, FIRMCO is entitled to receive fees from the Portfolio at an annual rate of 0.40% of the first $1.5 billion of average daily net assets of the Portfolio, 0.35% of the next $1.0 billion of average daily net assets and 0.25% of average daily net assets in excess of $2.5 billion.

  Conning Asset Management Company ("Conning"), an indirect subsidiary of Metropolitan Life Insurance Company, serves as sub-adviser to the Portfolio. Under the terms of its sub-advisory agreement with FIRMCO, Conning is entitled to receive fees from FIRMCO based on a percentage of the average daily net assets of the Portfolio. FIRSTAR BANK N.A. serves as custodian for the Fund. Under the terms of the custodian agreement, FIRSTAR receives fees computed on the average daily net assets of the Portfolio at a rate of 0.02%.

  The Company has entered into a Co-Administration Agreement with BISYS Fund Services L.P. and Firstar Mutual Fund Services, LLC (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.20% of the Company's average aggregate daily net assets. For the period ended May 31, 2000, $164 of administration fees, in thousands, were waived for the Conning Money Market Fund.

  The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Portfolio. Pursuant to the Plan, the Portfolio may pay (i) broker-dealers and other institutions ("Service Organizations") for shareholder liason services and (ii) Service Organizations for administrative support services. The fees paid for shareholder liason services and/or administrative support services may not exceed the annual rates of 0.25% and 0.50%, respectively, of the Portfolio's average daily net assets attributable to the Portfolio's outstanding shares which are owned of record or beneficially by customers of Service Organizations. The Fund is currently limiting the Portfolio's payments under the Plan to an aggregate of not more than an annual rate of 0.66% of the average daily assets attributable to the Portfolio's outstanding shares owned of record or beneficially by customers of Service Organizations.

  Fees may be voluntarily reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the period ended May 31, 2000:

                                                                 Administrative
                             Investment Advisory  Administration   Servicing
                                    Fees               Fees           Fees
                            --------------------- -------------- --------------
                              Annual
                            Fee Before
                            Voluntary  Voluntary    Voluntary      Voluntary
                               Fee        Fee          Fee            Fee
                            Reductions Reductions   Reductions     Reductions
                            ---------- ---------- -------------- --------------
   Conning Money Market
    Portfolio..............    0.40%    $251,500     $164,022       $95,876

INVESTMENT ADVISER
Firstar Investment Research & Management Company, LLC
Firstar Center
777 East Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

SUB-INVESTMENT ADVISER
Conning Asset Management Co.
700 Market Street
St. Louis, Missouri 63101

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035

AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio's in-vestment policies and expenses as well as other pertinent information. An in-vestment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

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                        CONNING MONEY MARKET PORTFOLIO


                      [LOGO OF CONNING ASSET MANAGEMENT]


                              SEMI-ANNUAL REPORT

                                 May 31, 2000